Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3 - Market and income approach - Measurement Input, Discount Rate	Sep. 30, 2023
Liability for Share-Based Compensation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	16.5
Contingent Consideration Payable [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	7.5